Parent Holding Company Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Holding Company Condensed Financial Information [Abstract]
Parent Holding Company Condensed Financial Information

6. PARENT HOLDING COMPANY CONDENSED FINANCIAL INFORMATION

     Set forth below are the unconsolidated condensed financial statements of StanCorp. The significant accounting policies used in preparing StanCorp's financial statements are substantially the same as those used in the preparation of the consolidated financial statements of the Company except that StanCorp's subsidiaries are carried under the equity method.

The following table sets forth StanCorp's condensed statements of income:

	Years ended
	December 31,
(In millions)		2011	2010	2009
Revenues:
Administrative fees	$	---	$0.1	$--
Net investment income		--	0.2	0.1
Net capital losses		(0.3)	(0.7)	--

Total revenues		(0.3)	(0.4)	0.1

Expenses:
Interest expense		38.8	38.8	38.8
Operating expenses		11.2	5.1	5.1

Total expenses		50.0	43.9	43.9

Loss before income taxes and equity in net income of subsidiaries		(50.3)	(44.3)	(43.8)
Income tax benefit		(10.8)	(23.7)	(11.5)
Equity in net income of subsidiaries		176.2	206.5	237.8
Net income		$136.7	$185.9	$205.5

The following table sets forth StanCorp's condensed balance sheets:

	December 31,
(In millions)	2011	2010
A S S E T S
Cash and cash equivalents	$34.5	$44.1
Investment in subsidiaries	2,442.8	2,339.7
Receivable from subsidiaries	4.3	16.8
Other assets	65.3	51.0
Total assets	$2,546.9	$2,451.6

L I A B I L I T I E S A N D S H A R E H O L D E R S' E Q U I T Y
Liabilities:
Payable to subsidiaries	$--	$0.4
Short-term debt	250.0	--
Long-term debt	300.0	550.0
Other liabilities	6.5	6.6
Total liabilities	556.5	557.0

Shareholders' equity:
Total shareholders' equity	1,990.4	1,894.6

Total liabilities and shareholders' equity	$2,546.9	$2,451.6

The following table sets forth StanCorp's condensed statements of cash flows:

		Years ended
		December 31,
(In millions)	2011	2010	2009

Operating:
Net income	$136.7	$185.9	$205.5
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(176.2)	(206.5)	(237.8)
Dividends received from subsidiaries	94.3	244.0	170.0
Changes in operating assets and liabilities	(24.5)	(16.6)	2.1

Net cash provided by operating activities	30.3	206.8	139.8

Investing:
Capital contributions to subsidiaries	(9.0)	(90.0)	(35.9)
Return of capital from subsidiaries	76.1	12.7	1.8
Receivables from subsidiaries, net	13.3	13.9	(15.7)
Investment securities and other	0.3	0.6	(0.7)

Net cash provided by (used in) investing activities	80.7	(62.8)	(50.5)

Financing:
Issuance and repurchase of common stock, net	(81.3)	(67.4)	(51.0)
Dividends paid on common stock	(39.3)	(39.6)	(38.9)

Net cash used in financing activities	(120.6)	(107.0)	(89.9)

(Decrease) increase in cash and cash equivalents	(9.6)	37.0	(0.6)
Cash and cash equivalents, beginning of period	44.1	7.1	7.7

Cash and cash equivalents, end of period	$34.5	$44.1	$7.1